Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation
Schedule of assumptions used to estimate the fair value of options at the date of granted

	Year ended December 31
	2021	2022
Average risk-free rate of interest	1.47%	1.88%
Expected volatility	41.8%	41.6%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.009-0.0508	0.0071

Schedule of aggregate option activity and information regarding options outstanding

			Weighted
		Weighted	average
		average	remaining	Aggregate	Weighted
	Number of	exercise	contractual	intrinsic	average grant
	options	price	term	value	date fair value
		US$		US$	US$
Outstanding on January 1, 2022	328,286,866	0.02	6.50	2,461,623	0.05
Granted	12,427,200	0.00			0.01
Forfeited	(72,568,950)	0.00			0.04
Exercised	(2,097,750)	0.00			0.10
Outstanding on December 31, 2022	266,047,366	0.03	4.93	9,554	0.04
Options exercisable on December 31, 2022	187,751,590	0.04	3.59	4,134	0.04
Vested or expected to vest as of December 31, 2022	266,047,366	0.03	4.93	9,554	0.04

Schedule of the RSU activity

	Number of restricted	Weighted average grant date
	shares	fair value
		US$
Unvested restricted shares outstanding at January 1, 2022	23,653,423	0.21
Granted	5,714,200	0.01
Vested	(1,143,100)	0.12
Forfeited	(1,491,650)	0.17
Unvested restricted shares outstanding at December 31, 2022	26,732,873	0.17
Expected to vest at December 31, 2021	26,732,873	0.17